Segment and Geographic Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Segment Reporting [Abstract]
Summary of Revenue By Geography

The following table summarizes revenue by geography for the three and nine months ended September 30, 2016 and 2017 (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2017	2016	2017
Domestic	$23,650	$31,878	$80,715	$93,860
International	7,095	12,770	18,461	32,315

Total	$30,745	$44,648	$99,176	$126,175

The following table summarizes revenue by geography for the years ended December 31 (in thousands):

	2014	2015	2016
Revenue:
Domestic	$66,285	$89,043	$107,069
International	22,711	22,161	25,854

Total	$88,996	$111,204	$132,923